SCHEDULE OF RESTATED BALANCE SHEET (Details) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 29, 2024	Jun. 30, 2022
Convertible note payable - related party, net of discount									$ 1,100,000
Total current liabilities	$ 11,241,050						$ 11,241,050		4,615,976
Total liabilities	11,368,060						11,368,060		4,798,625
Additional paid in capital	17,639,289						17,639,289		17,384,873
Accumulated deficit	(14,688,242)						(14,688,242)		(12,606,368)
Total stockholders’ equity	5,864,210	$ 6,379,663	$ 7,006,118	$ 499,284	$ 2,228,174	$ 2,351,926	5,864,210	$ 499,284	7,684,521	$ 5,883,754	$ 8,747,956	$ 8,981,643
Total liabilities and stockholders’ equity	17,232,270						17,232,270		12,483,146	11,733,010
Interest Expense	26,254						92,316		11,000
Net loss	$ (573,965)	$ (813,835)	$ (694,074)	$ (2,228,890)	$ (628,280)	$ (3,531,828)	$ (2,081,874)	$ (6,388,997)	(7,056,911)	(4,295,446)
Previously Reported [Member]
Convertible note payable - related party, net of discount									36,565
Total current liabilities									3,552,541	5,598,042
Total liabilities									3,735,190	5,849,256
Additional paid in capital									18,484,873	9,844,510
Accumulated deficit									(12,642,933)	(5,549,457)
Total stockholders’ equity									8,747,956	5,883,754
Total liabilities and stockholders’ equity									12,483,146
Interest Expense									47,565
Net loss									(7,093,476)	$ (4,295,446)
Revision of Prior Period, Accounting Standards Update, Adjustment [Member]
Convertible note payable - related party, net of discount									1,063,435
Total current liabilities									1,063,435
Total liabilities									1,063,435
Additional paid in capital									(1,100,000)
Accumulated deficit									36,565
Total stockholders’ equity									(1,063,435)
Total liabilities and stockholders’ equity									0
Interest Expense									36,565
Net loss									$ 36,565